Geographic Information - Combined financial statements are the following amounts relating to geographic locations (Detail) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 25, 2022	Sep. 26, 2021	Sep. 25, 2022	Sep. 26, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 11,953,000	$ 7,027,000	$ 37,615,000	$ 22,933,000	$ 35,806,000	$ 30,863,000	$ 20,188,000
Reportable Geographical Components [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues					35,806	30,863	20,188
Long-lived assets					17,894	11,860	10,402
Reportable Geographical Components [Member] | North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues					25,057	24,161	18,715
Reportable Geographical Components [Member] | EMEA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues					6,893	6,601	1,408
Reportable Geographical Components [Member] | Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues					$ 3,856	$ 101	$ 65